Earnings per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Earnings per share [abstract]
Net profit for the year attributable to owners of the Company	¥ 44,241	¥ 135,192		¥ 186,886
Net profit used for calculation of earnings per share	¥ 44,241	¥ 135,192		¥ 186,886
Weighted-average number of ordinary shares outstanding during the year (in shares)	1,557,204,000	961,477,000		780,812,000
Dilutive effect (in shares)	9,000,000	5,420,000		5,895,000
Weighted-average number of ordinary shares outstanding during the year (in shares)	1,566,204,000	966,897,000		786,707,000
Basic (in jpy per share)	¥ 28.41	¥ 140.61	[1]	¥ 239.35
Diluted (in jpy per share)	¥ 28.25	¥ 139.82	[1]	¥ 237.56
Anti-dilutive shares (in shares)	814,000	814,000		0

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.